Condensed Interim Consolidated Statements of Changes in Equity (Unaudited) - CAD ($) $ in Thousands	Common Stock [Member]	Preferred Stock [Member]	Reserve [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2018	$ 87,947	$ 591	$ 7,749	$ (29,343)	$ 66,944
Balance, shares at Dec. 31, 2018	78,792,860
Statement Line Items [Line Items]
Net and comprehensive loss for the period				(1,203)	(1,203)
Expired warrants			(1,561)	1,561
Forfeited/expired options
Share-based payments
Balance at Jun. 30, 2019	$ 87,947	591	6,188	(28,985)	65,741
Balance, shares at Jun. 30, 2019	78,792,860
Balance at Dec. 31, 2019	$ 89,006	591	4,175	(54,341)	39,431
Balance, shares at Dec. 31, 2019	88,690,791
Statement Line Items [Line Items]
Net and comprehensive loss for the period				(2,006)	(2,006)
Expired warrants			(2,572)	2,572
Forfeited/expired options			(200)	200
Share-based payments			884		884
Value allocated to warrants
Balance at Jun. 30, 2020	$ 89,006	$ 591	$ 2,287	$ (53,575)	$ 38,309
Balance, shares at Jun. 30, 2020	88,690,791